Description of the Plan	12 Months Ended
Dec. 31, 2025
EMSP 334
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan

General

Active participants in the ExxonMobil Savings Plan ("Plan") are eligible employees of Exxon Mobil Corporation
("ExxonMobil" or the “Company") and certain affiliated employers.  The terms and conditions of the Plan are contained in the ExxonMobil Benefit Plans Common Provisions document, the ExxonMobil Savings Plan document, and the ExxonMobil Savings Trust document (collectively, the "Plan Document").  The Plan is an "employee pension benefit plan" described in Section 3(2) of the Employee Retirement Income Security Act of 1974 ("ERISA"), a
"defined contribution plan" described in Section 3(34) of ERISA, and a non-leveraged Employee Stock Ownership
Plan. The notes to the financial statements give a general description of the Plan. Participants should refer to the
Plan Document for a more complete discussion of the Plan's provisions.

Contributions

The Plan permits participant contributions that range from 6 percent to 20 percent of each participant’s eligible pay.
The Company matches only the minimum 6 percent contribution in an amount equal to 7 percent of a participant’s eligible pay.

Employees who are at least age 50 during the plan year and who maximize the combination of their regular pretax and Roth contributions may elect to make additional contributions.

Vesting

Participants are immediately vested in their contributions and all earnings.  Company contributions vest at 100 percent upon the earliest of completion of 3 years of vesting service, reaching age 65 while employed, or death while an employee.

Forfeitures

During 2025, employer contributions totaling $2.6 million were forfeited by terminating employees and used to offset employer contributions.

Other Plan Provisions

Other Plan provisions including eligibility, enrollment, participation, forfeiture, loans, benefit payments (including withdrawals and distributions), and investment options are described in the Plan Document.

Plan Termination

The Company may terminate or amend the Plan at any time.  In the event of termination, the net assets of the Plan will be distributed in accordance with ERISA.